DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DISCONTINUED OPERATIONS
Recognized Interest Expense	$ 0	$ 0
Purchase price for acquisition	$ 192,000